Share capital and reserves (Disclosure of changes in warrants outstanding and weighted average exercise price) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Share Capital And Reserves [Abstract]
Number of warrants outstanding - beginning of year	2,059,470	1,624,293
Number of warrants granted	3,561,926	1,501,985
Number of warrants exercised	(150,000)	(865,458)
Number of warrants expired	(99,500)	(201,350)
Number of warrants outstanding - end of period	5,371,896	2,059,470
Weighted average exercise price - outstanding beginning of year	$ 1.62	$ 1.18
Weighted average exercise prices, warrants granted	1.4	2.01
Weighted average exercise prices, warrants exercised	1.35	1.51
Weighted average exercise prices, warrants expired	1.62	1.5
Weighted average exercise price - outstanding end of period	$ 1.49	$ 1.62